FAIR VALUE MEASUREMENT (Details 1) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning	$ 2,045	$ 544
Balance at end	726	2,045	$ 544
Deferred payment due to the acquisition of the SPVs [Member]
Balance at beginning	2,685	2,910
Increase due to acquisition of the SPVs			2,910
Changes in fair value, interest expense and translation adjustments	283	(98)
Balance at end	$ 2,968	$ 2,685	$ 2,910